Long-Term Debt	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Long-Term Debt

Note H: Long-Term Debt

December 31 (add 000)	2018	2017
4.25% Senior Notes, due 2024	$396,398	$395,814
7% Debentures, due 2025	124,272	124,180
3.450% Senior Notes, due 2027	296,939	296,628
3.500% Senior Notes, due 2027	494,765	494,352
6.25% Senior Notes, due 2037	228,094	228,033
4.250% Senior Notes, due 2047	591,541	591,688
Floating Rate Senior Notes, due 2019, interest rate of 3.29% and 2.13% at December 31, 2018 and 2017, respectively	299,260	298,102
Floating Rate Senior Notes, due 2020, interest rate of 3.30% and 2.10% at December 31, 2018 and 2017, respectively	298,956	298,227
6.60% Senior Notes, due 2018	-	299,871
Trade Receivable Facility, interest rate of 3.07% at December 31, 2018	390,000	-
Other notes	256	308
Total	3,120,481	3,027,203
Less: current maturities	(390,042)	(299,909)
Long-term debt	$2,730,439	$2,727,294

The Company’s 4.25% Senior Notes due 2024, 7% Debentures due 2025, 3.450% Senior Notes due 2027, 3.500% Senior Notes due 2027, 6.25% Senior Notes due 2037, 4.250% Senior Notes due 2047, Floating Rate Senior Notes due 2019 and Floating Rate Senior Notes due 2020 (collectively, the “Senior Notes”) are senior unsecured obligations of the Company, ranking equal in right of payment with the Company’s existing and future unsubordinated indebtedness.  Upon a change-of-control repurchase event and a resulting below-investment-grade credit rating, the Company would be required to make an offer to repurchase all outstanding Senior Notes, with the exception of the 7% Debentures due 2025, at a price in cash equal to 101% of the principal amount of the Senior Notes, plus any accrued and unpaid interest.

On May 22, 2017, the Company issued $300,000,000 aggregate principal amount of Floating Rate Senior Notes due in 2020 (the “2020 Floating Rate Notes”) and $300,000,000 aggregate principal amount of 3.450% Senior Notes due in 2027 (the “3.45% Senior Notes”).  The 3.45% Senior Notes may be redeemed in whole or in part prior to March 1, 2027 at a make-whole redemption price, or on or after March 1, 2027 at a redemption price equal to 100% of the principal amount of the notes to be redeemed, and in either case plus unpaid interest.  The 2020 Floating Rate Notes bear interest at a rate, reset quarterly, equal to the three-month London Interbank Offered Rate (LIBOR) for U.S. Dollars plus 0.65% (or 65 basis points) and may not be redeemed prior to their stated maturity date of May 22, 2020.

On December 20, 2017, the Company issued $300,000,000 aggregate principal amount of Floating Rate Senior Notes due 2019 (the “2019 Floating Rate Notes”), $500,000,000 aggregate principal amount of 3.50% Senior Notes due 2027 (the “2027 3.50% Fixed Rate Notes”) and $600,000,000 aggregate principal amount of 4.25% Senior Notes due 2047 (the “2047 Fixed Rate Notes”). The net proceeds of the offering were used to finance, in part, the Bluegrass acquisition and to repay the $300,000,000 6.60% Senior Notes that matured April 15, 2018.  The Company may not redeem the 2019 Floating Rate Notes prior to their stated maturity date of December 20, 2019.

The Senior Notes are carried net of original issue discount, which is being amortized by the effective interest method over the life of the issue.  With the exception of the 2019 Floating Rate Senior Notes and the 2020 Floating Rate Senior Notes, the Senior Notes are redeemable prior to their respective maturity dates at a make-whole redemption price. The principal amount, effective interest rate and maturity date for the Senior Notes are as follows:

	Principal Amount (add 000)	Effective Interest Rate	Maturity Date
4.25% Senior Notes	$400,000	4.25%	July 2, 2024
7% Debentures	$125,000	7.12%	December 1, 2025
3.450% Senior Notes	$300,000	3.47%	June 1, 2027
3.500% Senior Notes	$500,000	3.53%	December 15, 2027
6.25% Senior Notes	$230,000	6.45%	May 1, 2037
4.250% Senior Notes	$600,000	4.27%	December 15, 2047
Floating Rate Senior Notes, due 2019	$300,000	Three-month LIBOR + 0.50%	December 20, 2019
Floating Rate Senior Notes, due 2020	$300,000	Three-month LIBOR + 0.65%	May 22, 2020

 The Company has a credit agreement with JPMorgan Chase Bank, N.A., as Administrative Agent, Branch Banking and Trust Company (BB&T), Deutsche Bank Securities, Inc., SunTrust Bank, and Wells Fargo Bank, N.A., as Co-Syndication Agents, and the lenders party thereto (the “Credit Agreement”), which provides for a $700,000,000 five-year senior unsecured revolving facility (the “Revolving Facility”). Borrowings under the Revolving Facility bear interest, at the Company’s option, at rates based upon LIBOR or a base rate, plus, for each rate, a margin determined in accordance with a ratings-based pricing grid.

The Credit Agreement requires the Company’s ratio of consolidated net debt-to-consolidated earnings before interest, taxes, depreciation, depletion and amortization (EBITDA), as defined, for the trailing-twelve months (the “Ratio”) to not exceed 3.50x as of the end of any fiscal quarter, provided that the Company may exclude from the Ratio debt incurred in connection with certain acquisitions during the quarter or three preceding quarters so long as the Ratio calculated without such exclusion does not exceed 3.75x.  Additionally, if no amounts are outstanding under both the Revolving Facility and the trade receivable securitization facility (discussed later), consolidated debt, including debt for which the Company is a co-borrower (see Note O), may be reduced by the Company’s unrestricted cash and cash equivalents in excess of $50,000,000, such reduction not to exceed $200,000,000, for purposes of the covenant calculation.  The Company was in compliance with the Ratio at December 31, 2018.

On December 20, 2018, the Company extended its Revolving Facility by one year.  The Revolving Facility expires on December 5, 2023, with any outstanding principal amounts, together with interest accrued thereon, due in full on that date.  Available borrowings under the Revolving Facility are reduced by any outstanding letters of credit issued by the Company under the Revolving Facility.  At December 31, 2018 and 2017, the Company had $2,301,000 of outstanding letters of credit issued under the Revolving Facility and $697,699,000 available for borrowing under the Revolving Facility.  The Company paid the bank group an upfront loan commitment fee that is being amortized over the life of the Revolving Facility.  The Revolving Facility includes an annual facility fee.

The Company, through a wholly-owned special-purpose subsidiary, has a $400,000,000 trade receivable securitization facility (the “Trade Receivable Facility”). On September 25, 2018, the Company extended the maturity to September 25, 2019. The Trade Receivable Facility, with SunTrust Bank, Regions Bank, PNC Bank, N.A., The Bank of Tokyo-Mitsubishi UFJ, Ltd., New York Branch, and certain other lenders that may become a party to the facility from time to time, is backed by eligible trade receivables, as defined. Borrowings are limited to the lesser of the facility limit or the borrowing base, as defined. These receivables are originated by the Company and then sold or contributed to the wholly-owned special-purpose subsidiary. The Company continues to be responsible for the servicing and administration of the receivables purchased by the wholly-owned special-purpose subsidiary. Borrowings under the Trade Receivable Facility bear interest at a rate equal to one-month LIBOR plus 0.725%, subject to change in the event that this rate no longer reflects the lender’s cost of lending. The Trade Receivable Facility contains a cross-default provision to the Company’s other debt agreements.

The Company’s long-term debt maturities for the five years following December 31, 2018, and thereafter are:

(add 000)
2019	$390,042
2020	299,015
2021	65
2022	90
2023	299,260
Thereafter	2,132,009
Total	$3,120,481

The 2019 Floating Rate Notes mature December 20, 2019. The Company has classified these obligations as noncurrent long-term debt on the consolidated balance sheets as of December 31, 2018 as it has the ability and intent to refinance the notes on a long-term basis. For the debt maturity schedule, the 2019 Floating Rate Notes are included in 2023.

The Company has a $5,000,000 short-term line of credit.  No amounts were outstanding under this line of credit at December 31, 2018 or 2017.

Accumulated other comprehensive loss includes the unamortized value of terminated forward starting interest rate swap agreements.  For the years ended December 31, 2018, 2017 and 2016, the Company recognized $458,000, $1,443,000 and $1,367,000, respectively, as additional interest expense.